Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	ING Separate Portfolios Trust
Central Index Key	dei_EntityCentralIndexKey	0001392116
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 29, 2011
Prospectus Date	rr_ProspectusDate	Jul 29, 2011

ING SPorts Core Fixed Income Fund
ING SPorts Core Fixed Income Fund
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return. Total return is a combination of income and capital appreciation.
FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

This table shows the fees and the Total Annual Fund Operating Expenses after Waivers and Reimbursements of the Fund as 0.00% because the Fund's adviser does not charge any fees or expenses and reimburses Fund operating expenses. Participants in a wrap fee program eligible to invest in the Fund pay fees to the program sponsor and should review the wrap program brochure provided by the sponsor for a discussion of fees and expenses charged.

Shareholder Fees -	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
ING SPorts Core Fixed Income Fund	none	none

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses -		ING SPorts Core Fixed Income Fund
Management Fee		none
Distribution and/or Shareholder Services (12b-1) Fees		none
Other Expenses		1.37%
Total Annual Fund Operating Expenses		1.37%
Waivers and Reimbursements	[1]	(1.37%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements		none
[1]	The adviser is contractually obligated to limit expenses to 0.00% indefinitely; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement.

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
ING SPorts Core Fixed Income Fund	none	none	none	none

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 144% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund invests primarily in a diversified portfolio of fixed-income securities, which, at the time of investment, are rated investment-grade (securities rated at least BBB- by Standard & Poor's Ratings Services or Baa3 by Moody's Investors Service, Inc. or BBB- by Fitch Ratings) or have an equivalent rating by a nationally recognized statistical rating organization, or are deemed by the Adviser to be of comparable quality if unrated.

The securities that the Fund may invest in include, but are not limited to, the following:

  fixed-income securities issued by U.S. and foreign entities that are denominated in U.S. or foreign currencies, including, but not limited to, collateralized debt obligations, collateralized loan obligations, convertible bonds, collateralized mortgage obligations and U.S. and foreign mortgage-backed and asset-backed fixed-income securities;
  debt obligations that are denominated in U.S. or foreign currencies and issued or guaranteed by the U.S. government and foreign governments and their agencies and instrumentalities;
  preferred stocks;
  money market instruments; and
  municipal bonds.

Generally, the Adviser maintains a dollar-weighted average duration between three and ten years for the Fund. Duration is the most commonly used measure of risk in fixed-income investment as it incorporates multiple features of the fixed-income instrument (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed-income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the fixed-income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5% if interest rates drop by one percentage point.

The Fund may also engage in dollar roll transactions, repurchase agreements and reverse repurchase agreements, options, futures and forward contracts involving securities, securities indices, foreign currencies, interest rates, and swap agreements, including credit default swaps. The Fund typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the Fund.

The investment process focuses on buying bonds at a discount to their intrinsic value. The Adviser utilizes quantitative techniques to identify bonds or sectors that are inexpensive relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Fund may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder ("1940 Act").

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to  33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Derivatives The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Fund pays a fee to protect against the risk that a security held by the Fund will default. As a seller of the swap, the Fund receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mortgage-Related Securities Default on the underlying assets of the mortgage-related securities held by the Fund may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Municipal Obligations The municipal market in which the Fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Government Securities and Obligations U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Calendar Year Total Returns (as of December 31)

Best quarter: 2nd, 2009, 7.52% and Worst quarter: 3rd, 2008, (4.76)% The Fund's shares' year-to-date total return as of June 30, 2011: 3.03%
Average Annual Total Returns% (for the periods ended December 31, 2010)
Average Annual Total Returns -		1 Yr	10 Yrs	since inception		Inception Date
ING SPorts Core Fixed Income Fund		7.11%		7.92%		Jun 8, 2007
ING SPorts Core Fixed Income Fund After tax on distributions		4.49%		5.46%
ING SPorts Core Fixed Income Fund After tax on distributions with sale		4.59%		5.35%
ING SPorts Core Fixed Income Fund BofA/ML 1-10 Index	[1]	8.75%		6.54%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING Separate Portfolios Trust
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
ING SPorts Core Fixed Income Fund | ING SPorts Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.37%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	none
1 Yr	rr_ExpenseExampleYear01	none
3 Yrs	rr_ExpenseExampleYear03	none
5 Yrs	rr_ExpenseExampleYear05	none
10 Yrs	rr_ExpenseExampleYear10	none
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008	(2.06%)
Annual Return 2009	rr_AnnualReturn2009	17.46%
Annual Return 2010	rr_AnnualReturn2010	7.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's shares' year-to-date total return as of June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.76%)
1 Yr	rr_AverageAnnualReturnYear01	7.11%
10 Yrs	rr_AverageAnnualReturnYear10
since inception	rr_AverageAnnualReturnSinceInception	7.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 8, 2007
ING SPorts Core Fixed Income Fund | ING SPorts Core Fixed Income Fund | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.49%
10 Yrs	rr_AverageAnnualReturnYear10
since inception	rr_AverageAnnualReturnSinceInception	5.46%
ING SPorts Core Fixed Income Fund | ING SPorts Core Fixed Income Fund | After tax on distributions with sale
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.59%
10 Yrs	rr_AverageAnnualReturnYear10
since inception	rr_AverageAnnualReturnSinceInception	5.35%
ING SPorts Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING SPorts Core Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return. Total return is a combination of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

This table shows the fees and the Total Annual Fund Operating Expenses after Waivers and Reimbursements of the Fund as 0.00% because the Fund's adviser does not charge any fees or expenses and reimburses Fund operating expenses. Participants in a wrap fee program eligible to invest in the Fund pay fees to the program sponsor and should review the wrap program brochure provided by the sponsor for a discussion of fees and expenses charged.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover % of average value of portfolio

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 144% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	144.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund invests primarily in a diversified portfolio of fixed-income securities, which, at the time of investment, are rated investment-grade (securities rated at least BBB- by Standard & Poor's Ratings Services or Baa3 by Moody's Investors Service, Inc. or BBB- by Fitch Ratings) or have an equivalent rating by a nationally recognized statistical rating organization, or are deemed by the Adviser to be of comparable quality if unrated.

The securities that the Fund may invest in include, but are not limited to, the following:

  fixed-income securities issued by U.S. and foreign entities that are denominated in U.S. or foreign currencies, including, but not limited to, collateralized debt obligations, collateralized loan obligations, convertible bonds, collateralized mortgage obligations and U.S. and foreign mortgage-backed and asset-backed fixed-income securities;
  debt obligations that are denominated in U.S. or foreign currencies and issued or guaranteed by the U.S. government and foreign governments and their agencies and instrumentalities;
  preferred stocks;
  money market instruments; and
  municipal bonds.

Generally, the Adviser maintains a dollar-weighted average duration between three and ten years for the Fund. Duration is the most commonly used measure of risk in fixed-income investment as it incorporates multiple features of the fixed-income instrument (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed-income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the fixed-income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5% if interest rates drop by one percentage point.

The Fund may also engage in dollar roll transactions, repurchase agreements and reverse repurchase agreements, options, futures and forward contracts involving securities, securities indices, foreign currencies, interest rates, and swap agreements, including credit default swaps. The Fund typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the Fund.

The investment process focuses on buying bonds at a discount to their intrinsic value. The Adviser utilizes quantitative techniques to identify bonds or sectors that are inexpensive relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Fund may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder ("1940 Act").

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to  33 1/3% of its total assets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Derivatives The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Fund pays a fee to protect against the risk that a security held by the Fund will default. As a seller of the swap, the Fund receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mortgage-Related Securities Default on the underlying assets of the mortgage-related securities held by the Fund may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Municipal Obligations The municipal market in which the Fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Government Securities and Obligations U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 7.52% and Worst quarter: 3rd, 2008, (4.76)% The Fund's shares' year-to-date total return as of June 30, 2011: 3.03%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

ING SPorts Core Fixed Income Fund | BofA/ML 1-10 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.75%	[2]
10 Yrs	rr_AverageAnnualReturnYear10		[2]
since inception	rr_AverageAnnualReturnSinceInception	6.54%	[2],[3]

[1]	The adviser is contractually obligated to limit expenses to 0.00% indefinitely; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.
[3]	Reflects index performance since the date closest to inception for which data is available.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 29, 2011